Note 22 - Earnings Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
(2
2
)
Earnings
Per
Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during each period. Diluted earnings per share reflects the potential dilution of common stock warrants. Net income available to common stockholders represents net income after preferred stock dividends.
The following table presents earnings per share for the years ended
December
31,
2016,
2015
and
2014
:

	2016	2015	2014

Numerator
Net Income Available to Common Stockholders	$7,179,900	$5,997,687	$4,843,021

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Stock Warrants	74,037	19,203	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,513,295	8,458,461	8,439,258

Earnings Per Share - Basic	$0.85	$0.71	$0.57

Earnings Per Share - Diluted	$0.84	$0.71	$0.57

For the year ended
December
31,
2014,
the Company has excluded
500,000
shares of common stock equivalents because the strike price of the common stock equivalents would cause them to have an anti-dilutive effect.